Dec. 31, 2018
CR Prospectus | Royce Special Equity Fund
Royce Special Equity Fund
The Royce Fund Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019

Effective as of the date hereof, the third sentence in the second paragraph under the heading “Principal Investment Strategy” is hereby deleted and replaced with the following:

Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

December 5, 2019